Key Management Personnel Disclosures - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted		10,000,000	13,272,356
Directors and other Key Management Personnel [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted	0